Note 11 - Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Domestic Tax Authority [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] Internal Revenue Service (IRS) [Member]	Sep. 30, 2014 Domestic Tax Authority [Member]	Dec. 31, 2013 Domestic Tax Authority [Member]	Sep. 30, 2014 State and Local Jurisdiction [Member] California Franchise Tax Board [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member] California Franchise Tax Board [Member]	Sep. 30, 2014 State and Local Jurisdiction [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member]	Dec. 31, 2014 Scenario, Forecast [Member]
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%											0.00%
Operating Loss Carryforwards					$ 11,188,000	$ 10,554,000			$ 11,176,000	$ 10,543,000
Duration of Open Tax Years							3 years	3 years			4 years	4 years
Unrecognized Tax Benefits	78,000	78,000	70,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,642,000	1,789,000
Deferred Tax Assets, in Process Research and Development			$ 162,000	$ 162,000		$ 142,000				$ 136,000